Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues
Hardware	$ 2,434,694	$ 2,105,018
Hardware - related party		255,344
Tax devices and service	1,970,363	2,254,176
Software	2,056,106	699,490
Software - related party		353,977
IT services		136,722
Total revenues	6,461,163	5,804,727
Cost of revenues	(2,581,218)	(2,633,455)
Gross profit	3,879,945	3,171,272
Operating expenses:
General and administrative expenses	1,699,934	1,415,484
Selling expenses	76,477	2,012
Total operating expenses	1,776,411	1,417,496
Operating income	2,103,534	1,753,776
Other income (expense)
Government subsidies	6,883	101,965
Net investment income	103,375	99,574
Financial (expense) income, net	(2,190)	2,607
Other, net	608	179
Total other income	108,676	204,325
Net income before provision for income taxes	2,212,210	1,958,101
Income tax expense	542,853	269,242
Net income	1,669,357	1,688,859
Comprehensive income
Net income	1,669,357	1,688,859
Foreign currency translation gain	290,407	521,914
Comprehensive income	$ 1,959,764	$ 2,210,773
Earnings per ordinary share
– Basic and diluted (in Dollars per share)	$ 0.15	$ 0.15
Weighted average number of ordinary shares outstanding
– Basic and diluted (in Shares)	10,987,679	10,987,679